Document and Entity Information	Dec. 13, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001390777
Document Type	8-K/A
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	(d) As previously disclosed, on December 13, 2021, the Board of Directors (the “Board”) of The Bank of New York Mellon Corporation (the “Company”) elected Sandie O’Connor as an independent member of the Board, effective December 13, 2021. This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on December 14, 2021 to disclose Ms. O’Connor’s committee assignments, which had not been determined at the time of Ms. O’Connor’s election to the Board. On February 7, 2022, the Board appointed Ms. O’Connor to its Risk Committee and Technology Committee, effective immediately.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV (fully and unconditionally guaranteed by The Bank of New York
Trading Symbol	BK/P
Security Exchange Name	NYSE